Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.7%
		Basic Industry - Chemicals—0.5%
$ 740,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 742,561
255,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	236,693
		TOTAL	979,254
		Basic Industry - Metals & Mining—1.3%
1,000,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	915,252
825,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	837,566
390,000	[1]	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	381,400
600,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	535,054
		TOTAL	2,669,272
		Basic Industry - Paper—0.3%
700,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	677,852
		Capital Goods - Aerospace & Defense—4.9%
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	330,827
400,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	394,491
1,145,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,077,903
825,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	707,576
1,395,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	963,485
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	175,357
600,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	611,418
440,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	433,219
750,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	764,816
490,000		Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	485,262
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	344,453
425,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	417,563
250,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	249,866
670,000		Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	683,032
850,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	846,628
300,000		RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	245,482
1,155,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	1,178,429
490,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	441,479
		TOTAL	10,351,286
		Capital Goods - Building Materials—0.6%
350,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	337,267
270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	266,253
410,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	376,091
255,000		Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	269,147
90,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	74,395
		TOTAL	1,323,153
		Capital Goods - Construction Machinery—1.0%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	207,101
800,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	815,925
450,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	445,968
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	586,644
		TOTAL	2,055,638

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—1.2%
$ 250,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	$ 255,361
245,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	239,574
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	143,934
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	70,708
415,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	374,893
175,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	175,000
550,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	500,552
460,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	473,333
435,000	[1]	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	391,769
		TOTAL	2,625,124
		Capital Goods - Environmental—0.4%
225,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	194,300
195,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	183,568
475,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	459,867
		TOTAL	837,735
		Capital Goods - Packaging—0.3%
470,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	470,157
150,000		WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	149,198
		TOTAL	619,355
		Communications - Cable & Satellite—1.8%
240,000		CCO Safari II LLC, 6.484%, 10/23/2045	221,483
1,050,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Secured Note, 5.850%, 12/1/2035	1,033,342
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	146,138
1,915,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	1,220,267
750,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	753,945
300,000		Charter Communications, Inc., 4.200%, 3/15/2028	297,489
150,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	129,402
		TOTAL	3,802,066
		Communications - Media & Entertainment—0.9%
265,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	262,912
355,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	322,747
135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	135,369
500,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	447,913
700,000		Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	676,840
		TOTAL	1,845,781
		Communications - Telecom Wireless—5.0%
200,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	197,419
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	270,095
275,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	176,734
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	244,071
460,000		American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	452,195
650,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	661,020
290,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	235,335
725,000		Bell Canada, Sr. Unsecd. Note, 5.200%, 2/15/2034	727,690
150,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	132,534
100,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	87,576
350,000		Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	343,911

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.750%, 1/13/2056	$ 198,760
150,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	147,995
500,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	444,969
550,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	402,385
1,950,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,899,577
215,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	216,561
1,650,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.300%, 5/15/2035	1,664,352
1,005,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	951,093
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	270,009
825,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	780,109
	TOTAL	10,504,390
	Communications - Telecom Wirelines—6.8%
452,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	382,687
1,700,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	1,555,097
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	232,871
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	171,742
600,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	596,302
850,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	829,533
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	371,969
1,250,000	AT&T, Inc., Sr. Unsecd. Note, 5.700%, 11/1/2054	1,171,301
500,000	AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	489,540
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	259,771
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	463,141
315,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	265,896
750,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	592,843
350,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	353,657
800,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	721,660
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	576,349
925,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	839,993
635,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	487,880
140,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	105,808
74,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	73,969
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	310,567
676,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	654,531
1,485,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	1,454,803
950,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	924,714
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	441,438
	TOTAL	14,328,062
	Consumer Cyclical - Automotive—4.2%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	198,166
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	196,470
1,555,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	1,526,770
800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	828,333
205,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	215,449
105,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	91,234
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	114,075
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	745,667
425,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	407,712
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	48,743
110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.200%, 10/27/2028	108,893

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	$ 396,938
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 1/8/2036	492,736
1,600,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	1,651,467
600,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.900%, 6/23/2028	602,706
1,200,000	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,180,019
	TOTAL	8,805,378
	Consumer Cyclical - Leisure—0.5%
1,040,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	989,796
	Consumer Cyclical - Retailers—1.2%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	141,272
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	206,768
250,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	183,703
950,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	965,007
510,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	445,068
160,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	158,251
500,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	507,892
	TOTAL	2,607,961
	Consumer Cyclical - Services—0.5%
500,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	511,013
515,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	510,921
	TOTAL	1,021,934
	Consumer Non-Cyclical - Food/Beverage—3.2%
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	124,426
1,200,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	1,216,099
325,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	317,717
360,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	342,356
115,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	115,717
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	296,106
125,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	112,621
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	208,850
600,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	573,558
230,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	141,320
75,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	61,962
148,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	131,918
375,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	293,484
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	247,256
100,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	87,810
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	274,353
150,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	149,312
180,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	166,057
830,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	764,516
125,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	126,218
1,050,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	1,087,320
	TOTAL	6,838,976
	Consumer Non-Cyclical - Health Care—5.1%
1,000,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	982,804
520,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	494,312
800,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	800,500
429,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	376,899
125,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	126,413

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	$ 199,501
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	755,539
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 2/21/2030	253,579
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	456,875
600,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	616,812
1,300,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	1,262,384
250,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	252,315
600,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	633,170
270,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	287,050
250,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	165,610
800,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	807,755
755,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	726,876
365,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	352,605
700,000	Solventum Corp., Sr. Unsecd. Note, 5.900%, 4/30/2054	684,437
494,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	505,420
	TOTAL	10,740,856
	Consumer Non-Cyclical - Pharmaceuticals—2.4%
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	696,674
1,380,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	1,416,670
1,120,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	1,085,502
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	267,995
750,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	797,888
875,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	551,960
250,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	188,163
	TOTAL	5,004,852
	Consumer Non-Cyclical - Supermarkets—0.8%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	341,005
425,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	316,586
935,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	923,499
	TOTAL	1,581,090
	Consumer Non-Cyclical - Tobacco—1.8%
1,100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	758,403
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	73,341
100,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	100,835
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	312,063
130,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	127,285
500,000	BAT Capital Corp., Sr. Unsecd. Note, 5.650%, 3/16/2052	463,580
1,215,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	1,284,682
100,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	98,935
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	162,526
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	316,284
	TOTAL	3,697,934
	Energy - Independent—1.4%
705,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	724,296
115,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	114,210
375,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	373,689
135,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	127,761
590,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	597,367
355,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	360,841

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$ 660,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	$ 716,438
		TOTAL	3,014,602
		Energy - Integrated—0.6%
805,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	564,630
215,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	214,006
130,000	[1]	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	131,328
450,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	317,499
		TOTAL	1,227,463
		Energy - Midstream—8.7%
775,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	723,348
197,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	197,749
200,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	195,938
795,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	813,774
65,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	47,602
180,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	175,735
600,000		Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	572,021
800,000		Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	829,010
600,000		Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	498,246
250,000		Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	221,434
665,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	678,020
500,000		Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	513,705
250,000		Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	244,519
405,000		Energy Transfer LP, Sr. Unsecd. Note, 6.300%, 1/15/2056	399,174
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	161,242
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	267,623
510,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	509,553
780,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	774,832
500,000		MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	461,018
170,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	169,611
100,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	81,315
1,035,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	860,019
400,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	404,262
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	79,803
825,000		National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	853,981
795,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	723,020
725,000		ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	683,865
850,000		ONEOK, Inc., Sr. Unsecd. Note, 6.050%, 9/1/2033	891,588
950,000		ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	975,790
500,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	449,117
125,000		Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	107,640
425,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	429,098
600,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	634,820
425,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	424,826
150,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	148,934
350,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	307,311
280,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	280,468
1,050,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	1,073,417
475,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	457,417
		TOTAL	18,320,845

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—1.1%
$ 575,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	$ 490,669
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	160,009
465,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	405,613
500,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	450,657
200,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	175,552
700,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	690,305
	TOTAL	2,372,805
	Financial Institution - Banking—8.3%
875,000	Capital One Financial Co., Sr. Unsecd. Note, 3.273%, 3/1/2030	842,737
500,000	Capital One Financial Co., Sr. Unsecd. Note, 3.750%, 3/9/2027	497,160
825,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	800,102
200,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	204,757
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	450,118
1,500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	1,520,182
385,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	398,716
500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	514,996
980,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	838,355
200,000	Comerica, Inc., 3.800%, 7/22/2026	199,614
1,080,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,114,607
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	198,756
595,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	574,303
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	617,125
1,095,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,102,129
250,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	253,117
1,000,000	Goldman Sachs Group, Inc., Sr. Sub. Note, 6.750%, 10/1/2037	1,079,338
400,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	394,284
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	507,753
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	510,368
800,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	848,576
300,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 2.550%, 10/1/2029	280,488
100,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 4.100%, 4/30/2028	99,245
980,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	972,329
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	175,165
1,000,000	Morgan Stanley, Sub., 2.484%, 9/16/2036	860,766
425,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	425,755
570,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	584,888
450,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	455,196
140,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	142,776
	TOTAL	17,463,701
	Financial Institution - Broker/Asset Mgr/Exchange—0.9%
975,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	826,978
85,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	86,811
375,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	382,635
700,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	680,502
	TOTAL	1,976,926
	Financial Institution - Finance Companies—2.5%
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	649,915
600,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	531,165
835,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.000%, 11/15/2035	807,130
230,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	225,785

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 975,000		Air Lease Corp., Sr. Unsecd. Note, 5.200%, 7/15/2031	$ 977,470
1,000,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	998,115
500,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	501,740
485,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	506,233
105,000		Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/24/2029	104,344
		TOTAL	5,301,897
		Financial Institution - Insurance - Health—1.4%
575,000		Centene Corp., 2.500%, 3/1/2031	482,852
225,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	209,675
1,100,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2030	1,107,768
1,050,000	[1]	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	1,029,048
125,000		The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	108,618
		TOTAL	2,937,961
		Financial Institution - Insurance - Life—1.5%
995,000	[1]	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,020,911
260,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	282,146
576,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	542,276
250,000		Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	254,981
900,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	919,258
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	129,653
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	57,682
		TOTAL	3,206,907
		Financial Institution - Insurance - P&C—1.4%
925,000		Aon North America, Inc., 5.750%, 3/1/2054	891,971
775,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	766,678
450,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	440,803
425,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	431,772
212,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	211,030
120,000		The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	128,962
		TOTAL	2,871,216
		Financial Institution - REIT - Apartment—0.5%
805,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	690,442
180,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	179,092
100,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,398
		TOTAL	967,932
		Financial Institution - REIT - Healthcare—0.6%
325,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	282,315
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	230,880
400,000		Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	391,479
150,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	148,457
125,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	114,545
		TOTAL	1,167,676
		Financial Institution - REIT - Office—1.2%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	89,686
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	98,999
680,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	676,667
455,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	444,866
1,100,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	1,019,774
340,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	285,843
		TOTAL	2,615,835

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.5%
$ 195,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	$ 190,641
775,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	776,329
		TOTAL	966,970
		Financial Institution - REIT - Retail—0.9%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	138,991
700,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	757,768
385,000		Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	375,862
500,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	485,532
210,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	208,813
		TOTAL	1,966,966
		Technology—10.1%
425,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	420,122
300,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 3.250%, 2/15/2029	285,809
500,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	491,579
700,000	[1]	Concentrix Corp., Sr. Unsecd. Note, 6.600%, 8/2/2028	695,930
92,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	92,413
480,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	485,929
850,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	831,451
375,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	382,794
1,305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	1,299,174
675,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	646,785
930,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	940,310
225,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	220,969
435,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	410,416
75,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	74,422
320,000		Global Payments, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2028	318,709
80,000		Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	80,000
610,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	588,112
560,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	500,296
230,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.600%, 3/23/2029	229,842
710,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	687,506
260,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	258,539
500,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	495,013
495,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	502,264
740,000		Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	574,809
600,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	547,865
1,600,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	966,691
1,000,000		Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	712,364
495,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	479,839
1,300,000		Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	1,220,049
1,900,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	1,517,182
490,000		Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	471,342
550,000		Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	510,855
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	198,458
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	243,539
625,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	603,767
235,000		Synopsys, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2028	235,938
500,000		Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	504,507
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	74,613
500,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.450%, 3/15/2031	491,948

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 620,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	$ 617,860
505,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	443,431
	TOTAL	21,353,441
	Transportation - Railroads—0.5%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	111,616
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	221,555
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	96,136
450,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	400,005
445,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	327,352
	TOTAL	1,156,664
	Transportation - Services—1.4%
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	188,542
425,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	324,373
1,000,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,037,473
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	99,446
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	253,712
600,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	609,254
170,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	172,047
130,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	128,545
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	217,711
	TOTAL	3,031,103
	Utility - Electric—7.2%
135,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	133,429
200,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	190,269
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	180,822
105,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	108,551
100,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	111,335
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	155,379
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	309,623
500,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 4.400%, 1/15/2031	493,688
495,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	528,430
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	119,855
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	238,351
250,000	Duke Energy Corp., Sr. Unsecd. Note, 4.300%, 3/15/2028	249,670
550,000	Duke Energy Corp., Sr. Unsecd. Note, 5.700%, 9/15/2055	520,120
625,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	627,314
250,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	237,338
250,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	267,686
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	322,106
580,000	Emera US Finance, LLC, Sr. Unsecd. Note, 4.500%, 4/1/2029	579,424
505,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	502,381
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	444,279
600,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 5.000%, 9/30/2035	582,102
250,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	254,139
250,000	EverSource Energy, Sr. Unsecd. Note, 5.500%, 1/1/2034	253,630
140,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	106,188
215,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	218,939
650,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	657,913
550,000	Exelon Corp., Sr. Unsecd. Note, 5.875%, 3/15/2055	536,546
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	149,309

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	$ 240,339
150,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	150,100
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	198,305
225,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	229,279
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.450%, 3/15/2035	508,563
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	491,171
100,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	75,073
300,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	241,155
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	96,533
400,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	409,480
345,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	349,349
120,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	114,399
1,860,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	1,811,342
1,000,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 4.950%, 3/15/2036	975,223
135,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	127,524
	TOTAL	15,096,651
	Utility - Natural Gas—0.3%
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	486,797
135,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	131,902
	TOTAL	618,699
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	68,369
	TOTAL CORPORATE BONDS (IDENTIFIED COST $209,499,449)	201,612,374
	FOREIGN GOVERNMENTS/AGENCIES—3.6%
	Sovereign—3.6%
700,000	Mexico, Government of, 3.750%, 1/11/2028	689,584
4,221,000	Mexico, Government of, Series 10, 5.625%, 9/22/2035	4,083,817
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	160,270
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	218,453
250,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	233,125
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	248,058
1,190,000	Peru, Government of, 6.550%, 3/14/2037	1,284,307
700,000	United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	715,085
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,852,671)	7,632,699
	INVESTMENT COMPANY—1.4%
2,854,633	Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $2,854,633)	2,854,633
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $220,206,753)	212,099,706
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[3]	(1,409,503)
	NET ASSETS—100%	$210,690,203

At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	50	$10,372,266	June 2026	$(74,324)
United States Treasury Notes 5-Year Long Futures	70	$7,572,578	June 2026	$(116,483)
United States Treasury Ultra Bond Long Futures	8	$932,500	June 2026	$(28,270)
Short Futures:
United States Treasury Notes 10-Year Short Futures	90	$9,994,219	June 2026	$176,984
United States Treasury Notes 10-Year Ultra Short Futures	15	$1,702,734	June 2026	$35,468
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(6,625)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2025	$2,961,535
Purchases at Cost	$11,656,846
Proceeds from Sales	$(11,763,748)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$2,854,633
Shares Held as of 3/31/2026	2,854,633
Dividend Income	$25,151

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$2,789,851	$2,854,633

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$201,612,374	$—	$201,612,374
Foreign Governments/Agencies	—	7,632,699	—	7,632,699
Investment Company	2,854,633	—	—	2,854,633
TOTAL SECURITIES	$2,854,633	$209,245,073	$—	$212,099,706
Other Financial Instruments:[1]
Assets	$212,452	$—	$—	$212,452
Liabilities	(219,077)	—	—	(219,077)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(6,625)	$—	$—	$(6,625)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust